Note 5 - Personnel Expenses Including Share-based Remuneration	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
NOTE 5.	PERSONNEL EXPENSES INCLUDING SHARE-BASED REMUNERATION

The table below specifies the amounts of personnel expenses including share-based remuneration.

[US$ thousands]	Year ended December 31,
Personnel expenses including share-based remuneration	2018	2019	2020
Salaries incl. bonuses	26,733	42,185	40,301
Social security cost, excluding amounts related to share-based remuneration	3,428	3,774	4,624
External temporary hires	1,687	2,474	7,090
Defined-contribution pension cost	2,066	3,616	3,279
Other personnel related expenses	2,244	4,345	2,103
Personnel expenses excluding share-based remuneration	36,158	56,395	57,397
Share-based remuneration, including related social security costs	4,846	5,928	4,706
Total	41,004	62,323	62,103

The amount of expensed versus capitalized development cost is detailed in the following table.

[US$ thousands]	Year ended December 31,
Research and development expenditure	2018	2019	2020
Total research and development expenditure	26,418	34,143	38,736
Less: Capitalized development expenditure excluded from personnel expenses	4,545	4,056	7,110
Net expensed research and development expenditure	21,873	30,087	31,626

The table below specifies the amount of compensation to key management personnel, which include Officers and Directors of the Group.

[US$ thousands]	Year ended December 31,
Compensation of key management personnel	2018	2019	2020
Short-term employee benefits	843	2,121	2,032
Post-employment and medical benefits	57	59	51
Share-based remuneration	621	536	1,179
Total	1,521	2,716	3,262

The amounts disclosed as short-term benefits in the table above are the amounts recognized as an expense during the reporting period. In
2019,
the Chairman and CEO started receiving remuneration from the Group. The cost of equity grants to Officers that vested in
2020
was
$1,179
thousand, compared to
US$536
thousand in
2019
and
US$621
thousand in
2018.
No
loans have been granted and
no
guarantees have been issued to key management personnel. Key management personnel do not
have any agreements for compensation upon termination or change of employment or directorship.

Share-based remuneration

On
April 7, 2017,
the Group adopted an RSU (Restricted Share Unit) plan for employees of the Group. The program was transferred to the Group's new parent company, Opera Limited, in connection with the Group's IPO in
2018.
Awards equal to
10%
of the equity of the Company are made available for grants.

On
January 10, 2019,
the Group amended and restated its share incentive plan. The plan was adopted for the purpose of rewarding, attracting and retaining employees of the Group. Under the amended plan, a total of
20,000,000
ordinary shares are issuable to employees, corresponding to
10,000,000
ADSs. For the purpose of these consolidated financial statements, all counts of RSUs and options, as well as per-unit values, are communicated as converted to ADS equivalent units.

In
2020,
RSU grants corresponding to
401,818
ADSs were made. The average vesting schedule for the majority of
2020
grants were
25%
on each
January 1
of the years
2021
-
2024.

The equity unit value applied for the
2020
RSU grants was determined based on the market value of the Company on the date of each grant and was determined by Monte Carlo simulation as specified below. The table presents the weighted average values across grants within each category of equity award instruments. The equity cost of each award is recognized on a straight-line basis over the vesting period.

The Group accrues for relevant social security costs based on the most recent available measure of the equity value, with the same straight-line recognition over the vesting period. As of
December 31, 2020,
social security cost was accrued based on the period-end market value of the Company.

The expense recognized for the employee services received is shown in the following table.

[US$ thousands]	Year ended December 31,
Expense from share-based payment transactions	2018	2019	2020
Expense arising from equity-settled share-based payment transactions (1)	4,846	5,928	4,706
Expense arising from cash-settled share-based payment transactions	-	-	-
Total	4,846	5,928	4,706

(
1
)
 Including accrued social security cost.

Movements during the period: Number of RSUs and options as expressed in equivalent ADSs:

	Year ended December 31,
RSUs	2019	2020
Outstanding at period start	4,244,132	2,983,940
Granted during the period	1,019,000	401,818
Forfeited during the period	(550,700)	(346,200)
Exercised during the period	(1,728,492)	(1,122,818)
Expired during the period	-	-
Outstanding at period end	2,983,940	1,916,740

	Year ended December 31,
Options	2019	2020
Outstanding at period start	-	150,000
Granted during the period	150,000	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at period end	150,000	150,000

The weighted average remaining vesting period for the equity instruments outstanding as of
December 31, 2020,
was
0.73
years (
December 31, 2019:
0.95
years).

Fair value measurement per awarded equity unit as converted to ADS equivalent:

	2019 grants: RSU valuation input	2019 grants: Option valuation input	2020 grants: RSU valuation input	2020 grants: Option valuation input
Equity unit price valuation ($)	9,09 (3)	7.42	8.07	N/A
Model Used	Monte Carlo	Black-Scholes	Monte Carlo
Expected Volatility (%) (1), (2)	40.00%	40%	40.00%
Risk free interest rate (%) (1)	1.70%	2.43%	0.58%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	3.16	4.81	3.81
Duration of second simulation period with postponed exercise (years)	3.00	N/A	3.00
Fair value at the measurement date ($)	8.92	2.36	7.84

(
1
)
 Specified value is
4
years (modelled on yearly basis).

(
2
)
 Based on a defined peer group of companies considered comparable to the Group.

(
3
)
 Weighted average equity unit price valuation of all grants in
2020.